Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 3,762	$ 4,069	$ 2,920
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,604	2,275	5,921
Depreciation	1,502	1,587	1,569
Amortization of intangible assets	162	227	291
Amortization of investment premiums and discounts, net	2,561	3,327	2,538
Other than temporary impairment charge on available for sale securities	400		155
Expense (benefit) for deferred income taxes	566	487	(637)
Compensation expense, restricted stock grants and options	115	99	118
Income from bank owned life insurance	(354)	(399)	(316)
Gain on sale of securities available for sale	(1,661)	(1,671)	(2,897)
Gain on sales of loans	(634)	(956)	(720)
Loss on sale of premises and equipment	12	13	145
Proceeds from sales of loans	17,577	48,705	36,367
(Gain) loss on sale of foreclosed assets	140	266	1,703
Originations of loans sold	(16,943)	(47,749)	(35,647)
(Increase) decrease in:
Accrued interest receivable	165	785	487
Other assets (increase)	171	(815)	265
Increase (decrease) in accrued expenses and other liabilities	170	(911)	(1,046)
Net cash provided by operating activities	9,315	9,339	11,216
Cash flows from investing activities
Proceeds from sales, calls and maturities of securities available for sale	124,471	143,434	179,795
Purchase of securities available for sale	(105,605)	(114,253)	(195,740)
Net (increase) decrease in loans	(21,630)	26,815	34,186
Purchase of Federal Home Loan Bank stock			(50)
Proceeds from sale of foreclosed assets	908	2,738	9,590
Proceeds from bank owned life insurance		211
Purchase of premises and equipment	(2,473)	(726)	(856)
Net cash provided by (used in) investing activities	(4,329)	58,219	26,925
Cash flows from financing activities:
Net increase (decrease) in deposits	3,132	(40,230)	(26,834)
Increase (decrease) in advance payments by borrowers for taxes and insurance	125	243	(86)
Advances from Federal Home Loan Bank	23,000	3,000	30,000
Repayment of advances from Federal Home Loan Bank	(19,961)	(22,578)	(48,586)
Increase (decrease) in repurchase agreements	9,251	428	(2,030)
Repurchase of preferred stock		(18,400)
Repurchase of common stock	(853)
Repurchase of common stock warrant	(257)
Dividends paid on preferred stock		(1,007)	(920)
Dividends paid on common stock	(751)	(598)	(1,909)
Net cash (used in) provided by financing activities	13,686	(79,142)	(50,365)
Increase (decrease) in cash and cash equivalents	18,672	(11,584)	(12,224)
Cash and cash equivalents, beginning of period	37,176	48,760	60,984
Cash and cash equivalents, end of period	55,848	37,176	48,760
Supplemental disclosures of cash flow information:
Interest paid	6,857	7,564	9,589
Income taxes paid (refund)	(487)	1,990	2,105
Supplemental disclosures of non-cash investing and financing activities:
Loans charged off	4,444	3,684	4,875
Foreclosures and in substance foreclosures of loans during year	1,379	2,285	3,748
Net unrealized gains (losses) on investment securities classified as available for sale	(17,273)	3,400	9,895
Increase (decrease) in deferred tax asset related to unrealized gain (losses) on investments	5,873	(1,156)	(3,364)
Dividends declared and payable	325	180	176
Issue of unearned restricted stock	$ 232	$ 74	$ 87